Schedule of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 12,549	$ 12,611	$ 18,386
Additions	679	1,481	2,047
Decreases	(1,236)	(1,258)	(7,481)
Decrease in disposal of a subsidiary	(192)	(1)	(64)
Foreign exchange impact	642	(284)	(277)
Balance at end of the period	$ 12,442	$ 12,549	$ 12,611